Shareholders' equity and share-based payments - Paid-in surplus and Reserves (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Shareholders' equity and share-based payments
Paid-in surplus | €	€ 32,882		€ 28,961		€ 30,265
Reserves
Percentage of net income that must be transferred to legal reserve	5.00%	5.00%
Required legal reserve as a percentage of share capital	10.00%	10.00%
Additional corporation tax if unrestricted reserves were wholly distributed | $		$ 750		$ 569		$ 630